Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	2022	2021
Trading liabilities	39,088	27,113
Non-trading derivatives	3,048	2,120
Designated at fair value through profit or loss	50,883	41,808
	93,019	71,041

Schedule of trading liabilities by type

Trading liabilities by type
in EUR million	2022	2021
Equity securities	935	322
Debt securities	1,291	753
Funds on deposit	5,993	7,513
Derivatives	30,869	18,525
	39,088	27,113

Summary of non-trading derivatives by type

Non-trading derivatives by type
in EUR million	2022	2021
Derivatives used in:
- fair value hedges	244	270
- cash flow hedges	1,275	485
- hedges of net investments in foreign operations	83	88
Other non-trading derivatives	1,446	1,278
	3,048	2,120

Summary of designated as at fair value through trofit or loss by type

Designated at fair value through profit or loss by type
in EUR million	2022	2021
Debt securities	6,537	6,065
Funds entrusted	44,263	35,513
Subordinated liabilities	82	230
	50,883	41,808